Segment and geographic information - Schedule of property and equipment by geographic information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 64,637	$ 72,646
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	61,517	67,772
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,120	$ 4,874